UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                                 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2004

             Check here if Amendment [ ]; Amendment Number: ______

                       This Amendment (Check only one.):

                              [ ] is a restatement.

                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

          Name:                 Burgundy Asset Management Ltd.

          Address:              181 Bay Street,
                                Suite 4510, Bay Wellington Tower
                                Toronto, Ontario
                                M5J 2T3
          Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                Name:   B. Mark Riden
                Title:  Vice President and Chief Financial Officer
                Phone:  (416) 861-2400


                     Signature, Place, and Date of Signing:



/s/ B. Mark Riden
___________________          Toronto, Ontario, Canada      February 11, 2005
    [Signature]                   [City, State]                 [Date]




Report Type (Check only one):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reportingmanager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  76

Form 13F Information Table Value Total:  1,631,617
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



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FORM 13F INFORMATION TABLE - DECEMBER 13, 2004


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COLUMN 1                              COLUMN 2       COLUMN 3       COLUMN 4    COLUMN 5    COLUMN 6     COLUMN 7   COLUMN 8

                                      Title of                      Market      Total       Investment   Other      Voting
Name of Issuer                        Class          Cusip          Value       Shares      Discretion   Managers   Authority
                                                                    (x$1000)
----------------------------------------------------------------------------------------------------------------------------------


Abercrombie & Fitch Co.               CL A           002896 20 7     33,711     718,030 SH  SOLE                      718,030
Affiliated Computer Services Inc.     CL A           008190 10 0     44,677     742,270 SH  SOLE                      742,270
Altria Group Inc.                     COM            02209S103       43,913     719,014 SH  SOLE                      719,014
Apria Healthcare Group Inc.           COM            037933 10 8     39,432     923,600 SH  SOLE                      923,600
Automatic Data Processing Inc.        COM            053015 10 3     34,781     784,249 SH  SOLE                      784,249
AutoNation Inc.                       COM            05329W102           38       2,000 SH  SOLE                        2,000
Belo Corp                             COM SER A      080555 10 5         33       1,275 SH  SOLE                        1,275
Berkshire Hathaway Inc.               CL A           084670 10 8     34,544         393 SH  SOLE                          393
Berkshire Hathaway Inc.               CL B           084670 20 7        736         251 SH  SOLE                          251
Briggs & Stratton Corporation         COM            109043 10 9     24,320     584,900 SH  SOLE                      584,900
CEC Entertainment Inc.                COM            125137 10 9     15,352     384,110 SH  SOLE                      384,110
Cardinal Health Inc.                  COM            14149Y108       59,271   1,019,290 SH  SOLE                    1,019,290
Chattem Inc.                          COM            162456 10 7     21,272     642,670 SH  SOLE                      642,670
CINTAS CORP                           COM            172908 10 5        210       4,800 SH  SOLE                        4,800
COMCAST CORP                          CL A SPL       20030N200            -           2 SH  SOLE                            2
Corinthian Colleges Inc.              COM            218868 10 7     24,764   1,314,120 SH  SOLE                    1,314,120
Dentsply International Inc.           COM            249030 10 7     27,121     482,584 SH  SOLE                      482,584
Digital Theater Systems Inc.          COM            25389G102       23,068   1,145,952 SH  SOLE                    1,145,952
FTI Consulting, Inc.                  COM            302941 10 9     20,629     979,100 SH  SOLE                      979,100
Fidelity National Financial, Inc.     COM            316326 10 7         55       1,210 SH  SOLE                        1,210
First Data Corporation                COM            319963 10 4     43,332   1,018,637 SH  SOLE                    1,018,637
Furniture Brands International Inc.   COM            360921 10 0     26,149   1,043,900 SH  SOLE                    1,043,900
Arthur J. Gallagher & Co.             COM            363576 10 9      7,104     218,600 SH  SOLE                      218,600
Gannett Co., Inc.                     COM            364730 10 1     25,486     311,950 SH  SOLE                      311,950
Global Imaging Systems, Inc.          COM            37934A100       35,182     890,700 SH  SOLE                      890,700
Golden West Financial Corporation     COM            381317 10 6     49,934     813,000 SH  SOLE                      813,000
Gray Television Inc.                  COM            389375 10 6      7,843     506,000 SH  SOLE                      506,000
Guidant Corporation                   COM            401698 10 5     36,301     503,484 SH  SOLE                      503,484
HCC Insurance Holdings Inc.           COM            404132 10 2     25,909     782,300 SH  SOLE                      782,300
Hilb Rogal & Hobbs Co.                COM            431294 10 7     31,583     871,500 SH  SOLE                      871,500
Home Depot Inc.                       COM            437076 10 2     35,657     834,294 SH  SOLE                      834,294
infoUSA Inc.                          COM            456818 30 1     26,068   2,329,624 SH  SOLE                    2,329,624
Interactive Data Corporation          COM            45840J107       41,815   1,923,440 SH  SOLE                    1,923,440
International Speedway Corporation    CL A           460335 20 1     10,491     198,704 SH  SOLE                      198,704
Jackson Hewitt Tax Service Inc.       COM            468202 10 6      1,595      63,200 SH  SOLE                       63,200
Johnson & Johnson                     COM            478160 10 4     53,182     838,570 SH  SOLE                      838,570
K-Swiss Inc.                          CL A           482686 10 2     25,036     859,784 SH  SOLE                      859,784
KRAFT FOODS INC                       CL A           50075N104           35       1,000 SH  SOLE                        1,000
Laboratory Corporation of
   America Holdings                   COM NEW        50540R409           35         705 SH  SOLE                          705
Liberty Media Corporation             COM SER A      530718 10 5     41,057   3,739,281 SH  SOLE                    3,739,281
Liz Claiborne, Inc.                   COM            539320 10 1         23         550 SH  SOLE                          550
M&T Bank Corporation                  COM            55261F104       40,391     374,554 SH  SOLE                      374,554
MIM Corporation                       COM            553044 10 8     13,177   2,071,920 SH  SOLE                    2,071,920
Macrovision Corporation               COM            555904 10 1     18,461     717,805 SH  SOLE                      717,805
Marsh & McLennan Companies Inc.       COM            571748 10 2     68,825   2,091,965 SH  SOLE                    2,091,965
McDonald's Corporation                COM            580135 10 1     33,127   1,033,310 SH  SOLE                    1,033,310
Medtronic Inc.                        COM            585055 10 6        362       7,300 SH  SOLE                        7,300
Merck & Co., Inc.                     COM            589331 10 7      2,127      66,200 SH  SOLE                       66,200
NBTY Inc.                             COM            628782 10 4     28,866   1,202,255 SH  SOLE                    1,202,255
Nokia Corp.                           SPONSORED ADR  654902 20 4      5,511     351,700 SH  SOLE                      351,700
NU Skin Enterprises Inc.              CL A           67018T105       22,174     873,700 SH  SOLE                      873,700
Nutraceutical International
    Corporation                       COM            67060Y101       14,110     915,668 SH  SOLE                      915,668
OmniVision Technologies Inc.          COM            682128 10 3     18,168     990,105 SH  SOLE                      990,105
Paychex Inc.                          COM            704326 10 7        487      14,302 SH  SOLE                       14,302
Pfizer Inc.                           COM            717081 10 3     51,930   1,931,207 SH  SOLE                    1,931,207
Price T. Rowe Group                   COM            74144T108          108       1,750 SH  SOLE                        1,750
Priority Healthcare Corporation       CL B           74264T102       17,241     792,000 SH  SOLE                      792,000
Quest Diagnostics Incorporated        COM            74834L100       28,435     297,600 SH  SOLE                      297,600
RC2 Corporation                       COM            749388 10 4     37,557   1,152,060 SH  SOLE                    1,152,060
RLI Corp.                             COM            749607 10 7     14,960     359,895 SH  SOLE                      359,895
Renal Care Group Inc.                 COM            759930 10 0     21,930     609,350 SH  SOLE                      609,350
Rent-A-Center Inc.                    COM            76009N100           25         960 SH  SOLE                          960
Rewards Network Inc.                  COM            761557 10 7     14,560   2,080,000 SH  SOLE                    2,080,000
Safenet Inc.                          COM            78645R107       19,398     528,000 SH  SOLE                      528,000
Sara Lee Corporation                  COM            803111 10 3     33,018   1,367,810 SH  SOLE                    1,367,810
School Specialty Inc.                 COM            807863 10 5     17,699     459,013 SH  SOLE                      459,013
E.W. Scripps Company                  CL A           811054 20 4     25,280     523,618 SH  SOLE                      523,618
Select Comfort Corporation            COM            81616X103       10,315     575,000 SH  SOLE                      575,000
Stratasys, Inc.                       COM            862685 10 4     22,146     659,900 SH  SOLE                      659,900
SunGard Data Systems Inc.             COM            867363 10 3         39       1,385 SH  SOLE                        1,385
Tempur-Pedic International Inc.       COM            88023U101       16,370     772,200 SH  SOLE                      772,200
Time Warner Inc.                      COM            887317 10 5     47,578   2,447,444 SH  SOLE                    2,447,444
UST Inc.                              COM            902911 10 6        457       9,500 SH  SOLE                        9,500
United Auto Group Inc.                COM            909440 10 9     20,301     686,100 SH  SOLE                      686,100
Wendy's International Inc.            COM            950590 10 9         43       1,100 SH  SOLE                        1,100
Yankee Candle Company Inc.            COM            984757 10 4     33,807   1,018,925 SH  SOLE                    1,018,925


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